INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14- INCOME TAXES

The Company record no income taxes for the six months ended June 30, 2024 and for the year ended December 31, 2023. Net income and net loss were not offset among the operating subsidiaries. Net income of $49,649 and $2,234,442 were exempt from income tax for the periods ended June 2024 and December 31, 2023, respectively.

	June 30, 2024 (Unaudited)	December 31, 2023
US federal statutory rates	-21%	-21%
Tax rate difference between PRC and U.S.	-4%	-4%
Effect of income tax exemption on certain income	(36%)	(1.23)
Change in valuation allowance	61%	1.48
Effective tax rate	$-	$-

The provision for income tax expense (benefit) for the months ended June 30, 2024 and 2023 consisted of the following:

	For the six month ended June 30, 2024 (Unaudited)	For the six month ended June 30, 2023 (Unaudited)
Income tax expense - current	$-	$-
Income tax benefit -deferred	(836,901)	(231,758)
Increase in valuation allowance	836,901	231,758
Total income tax expense	$-	$-

	June 30, 2024 (Unaudited)	December 31, 2023
Deferred tax asset
Net operating loss	$(2,358,044)	$(2,531,144)
Less: valuation allowance	2,358,044	2,531,144
Net deferred tax asset	$-	$-

NOTE 16: INCOME TAXES

The company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled. ESG Inc, ESG China Limited and Hainan ESG Tech are holding companies without operations.

The Company’s U.S. parent company is subject to U.S. income tax rate of 21% and files U.S. federal income tax return. As of December 31, 2023 and 2022, the U.S. entity had net operating loss (“NOL”) carry forwards for income tax purposes of $193,010 and $65,877. Management believes the realization of benefits from these losses remains uncertain. Accordingly, a 100% deferred tax asset valuation allowance was provided.

In China the Corporate Income Tax Law generally applies an income tax rate of 25% to all enterprises. In corporate income tax article 86, “Regulations for the Implementation of the Enterprise Income Tax Law” article 27(1) of stipulate: the income of an enterprise engaged in agriculture, forestry, animal husbandry, and fishery projects may be exempted or reduced from income tax. Refer to: (1) Enterprises are exempted from enterprise income tax on income derived from the following items: 1. Planting of vegetables, grains, potatoes. Funan Allied Untied Farmer Products, Anhui Allied United Mushroom Technology and Anhui Allied United Mushroom are engaged in agricultural production in China, and their income tax are exempted. Net income and net loss were not offset among the operating subsidiaries. Net income of $2,234,442 and $1,570,354 were exempt from income tax for the years ended December 31, 2023 and 2022, respectively. The estimated tax savings as the result of the tax break for the years ended December 31, 2023 and 2022 amounted to $558,611 and $392,589, respectively. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance as of December 31, 2023 and 2022.

There were no uncertain tax positions as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, the Company had net operating loss (“NOL”) carryforwards of $9,619,491 and $6,970,166, respectively, in PRC. The NOL carryforwards will begin to expire in the PRC in the calendar year 2024 through 2028, if not utilized. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized and thus provided a 100% valuation allowance as of December 31, 2023 and 2022 and no deferred tax asset benefit has been recorded. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2023 and 2022:

	2023	2022
US federal statutory rates	(21%)	(21%)
Tax rate difference between PRC and U.S.	(4%)	(4%)
Effect of income tax exemption on certain income	(123%)	(41%)
Change in valuation allowance	148%	66%
Effective tax rate	$-	$-

The provision for income tax expense (benefit) for the years ended December 31, 2023 and 2022 consisted of the following:

	2023	2022
Income tax expense - current	$-	$-
Income tax benefit -deferred	(668,216)	(673,412)
Increase in valuation allowance	668,216	673,412
Total income tax expense	$-	$-

The Company’s net deferred tax asset as of December 31, 2023 and 2022 is as follows:

	2023	2022
Deferred tax asset
Net operating loss	$(2,531,144)	$(1,862,928)
Less: valuation allowance	2,531,144	1,862,928
Net deferred tax asset	$-	$-